Subordinated Indebtedness - Schedule of Terms of Subordinated Indebtedness (Detail) $ in Millions, $ in Millions		12 Months Ended
	Jul. 21, 2025	Oct. 31, 2025 CAD ($)	Oct. 31, 2025 USD ($)	Oct. 31, 2024 CAD ($)
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 7,814		$ 7,515
Par value		7,700		7,516
Subordinated indebtedness sold short (held) for trading purposes, at par value		5		(50)
Subordinated indebtedness sold short (held) for trading purposes		5		(50)
Subordinated indebtedness net of trading purposes, at par value		7,705		7,466
Subordinated indebtedness net of trading purposes		7,819		7,465
May 25, 2029 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 30		31
Interest rate		8.70%	8.70%
Contractual maturity date		May 25, 2029
Par value		$ 25		25
July 21, 2030 [Member]
Disclosure of detailed information about borrowings [line items]
Carrying value				979
Interest rate		2.01%	2.01%
Contractual maturity date	July 21, 2030	July 21, 2030
At par		Jul. 21, 2025
Par value				1,000
January 7, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 192		186
Interest rate		11.60%	11.60%
Contractual maturity date		January 7, 2031
At greater of Canada Yield Price and par		January 7, 1996
Par value		$ 200		200
April 21, 2031 [Member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 988		958
Interest rate		1.96%	1.96%
Contractual maturity date		April 21, 2031
At par		Apr. 21, 2026
Par value		$ 1,000		1,000
May 15, 2031 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 144		140
Interest rate		10.80%	10.80%
Contractual maturity date		May 15, 2031
At greater of Canada Yield Price and par		May 15, 2021
Par value		$ 150		150
April 7, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 1,003		993
Interest rate		4.20%	4.20%
Contractual maturity date		April 7, 2032
At par		Apr. 07, 2027
Par value		$ 1,000		1,000
May 25, 2032 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 33		33
Interest rate		8.70%	8.70%
Contractual maturity date		May 25, 2032
Par value		$ 25		25
January 20, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 1,011		1,060
Interest rate		5.33%	5.33%
Contractual maturity date		January 20, 2033
At par		Jan. 20, 2028
Par value		$ 1,000		1,000
April 20, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 765		750
Interest rate		5.35%	5.35%
Contractual maturity date		April 20, 2033
At par		Apr. 20, 2028
Par value		$ 750		750
May 25, 2033 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 34		34
Interest rate		8.70%	8.70%
Contractual maturity date		May 25, 2033
Par value		$ 25		25
January 16, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 1,293		1,250
Interest rate		5.30%	5.30%
Contractual maturity date		January 16, 2034
At par		Jan. 16, 2029
Par value		$ 1,250		1,250
June 12, 2034 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 1,034		1,000
Interest rate		4.90%	4.90%
Contractual maturity date		June 12, 2034
At par		Jun. 12, 2029
Par value		$ 1,000		1,000
April 2, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 1,252
Interest rate		4.15%	4.15%
Contractual maturity date		April 2, 2035
At par		Apr. 02, 2030
Par value		$ 1,250
May 25, 2035 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value		$ 35		35
Interest rate		8.70%	8.70%
Contractual maturity date		May 25, 2035
Par value		$ 25		25
July 31, 2084 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 38
Contractual maturity date		July 31, 2084
At par		Jul. 27, 1990
July 31, 2084 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value				53
Interest rate basis		Floating
Par value				53
August 31, 2085 [member]
Disclosure of detailed information about borrowings [line items]
Carrying value			$ 10
Contractual maturity date		August 31, 2085
At par		Aug. 20, 1991
August 31, 2085 [member] | Floating interest rate [member]
Disclosure of detailed information about borrowings [line items]
Carrying value				13
Interest rate basis		Floating
Par value				$ 13